Regulatory Capital (Details Narrative) - Basel III [member]	Oct. 31, 2021	Jul. 31, 2021	Nov. 22, 2019	Jan. 01, 2016
Disclosure Of Regulatory Capital [Line Items]
Common equity capital surcharge		1.00%		1.00%
Target common equity tier 1 capital ratio		8.00%		8.00%
Target tier 1 capital ratio		9.50%		9.50%
Target total capital ratio		11.50%		11.50%
Domestic Stability Buffer		1.00%
Target Common Equity tier 1 Capital Ratio including Domestic Stability Buffer		9.00%
D-SIB surcharge percentage			1.00%
G-SIB surcharge percentage			1.00%
Forecast [Member]
Disclosure Of Regulatory Capital [Line Items]
Domestic Stability Buffer	2.50%